Related Party Transactions (Details) - CNY (¥)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Shanghai Xinhui [Member]
Related Party Transactions [Line Items]
Allowance for credit losses		¥ 9
Related Party [Member]
Related Party Transactions [Line Items]
Repayment of borrowings from related parties	¥ 10,003,250	838,016
Xinhui [Member]
Related Party Transactions [Line Items]
Outstanding liabilities	¥ 1,990,804	¥ 1,990,804